Inventories (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Inventories

	As of December 31,
	2019	2020	2020
	RMB’000	RMB’000	US$’000
Raw materials	65,030	43,197	6,620
Work in progress	39,127	27,426	4,203
Finished goods	25,484	19,728	3,024

	129,641	90,351	13,847